Marketable securities (Tables)	3 Months Ended
Mar. 31, 2026
Marketable securities [Abstract]
Marketable Securities Measured at FVOCI

Marketable securities
$’000
Fair value
At January 1, 2026	34,457
Accrued interest	334
Interest received	(135)
Redemptions and disposals of marketable securities	(9,900)
Revaluation adjustment	(83)
At March 31, 2026	24,673

Overall Movement through OCI
The movement through other comprehensive income, (“OCI”), for the three months ended March 31, 2026, and 2025, is shown in the table below:

	Three months ended March 31,
	2026	2025
	$’000	$’000
Revaluation adjustments	(83)	41
Movement of expected credit losses on assets measured at FVOCI	(1)	19
Movement on marketable securities through OCI	(84)	60